KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Allegiance Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Allegiance Separate Account A (the Separate Account) as of December 31, 2021, the related statement of operations for the year listed in the Appendix and changes in net assets for the years listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements) for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of its operations for the year listed in the Appendix, changes in its net assets for the years listed in the Appendix, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Horace Mann Life Insurance Company’s Separate Accounts since 1989.

Chicago, Illinois

April 15, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of net assets as of December 31, 2021, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two-year period then ended.

Wilshire VIT Global Allocation Fund

LTR2

HORACE MANN LIFE INSURANCE COMPANY

ALLEGIANCE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

DECEMBER 31, 2021

WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
INVESTMENTS AT MARKET VALUE	$734,227
TOTAL ASSETS	$734,227
NET ASSETS

ACTIVE CONTRACTS	$734,227

PAYOUT CONTRACTS	$–
TOTAL NET ASSETS	$734,227

INVESTMENTS

COST OF INVESTMENTS	$636,165

UNREALIZED APPRECIATION ON INVESTMENTS	$98,062

NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	31,868

TOTAL NET ASSETS REPRESENTED BY:

NUMBER OF UNITS OUTSTANDING:

M&E RATE .0029	22,602

RETIRED PAYOUT	–

TOTAL UNITS	22,602

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0029	$32.49

RETIRED PAYOUT	$–

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

ALLEGIANCE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$9,046
INVESTMENT INCOME	9,046
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	44,022
NET REALIZED GAIN (LOSS) ON INVESTMENTS	17,874
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	18,336
NET GAIN (LOSS) ON INVESTMENTS	80,232
EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(2,294)
TOTAL EXPENSES	(2,294)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,984

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

ALLEGIANCE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Years Ended December 31, 2021 and December 31, 2020

WILSHIRE VIT GLOBAL ALLOCATION FUND	2021	2020
OPERATIONS

Investment Income	$9,046	$13,379

Capital gain distribution	44,022	14,137

Net realized gain (loss) on investments	17,874	1,737

Net change in unrealized appreciation (depreciation) on investments	18,336	52,975

Mortality and expense risk charge (Note 3)	(2,294)	(2,150)
Net increase (decrease) in net assets resulting from operations	86,984	80,078
CONTRACT OWNERS’ TRANSACTIONS

Net transfer from (to) fixed accumulation account	(424)	(418)

Payments to contract owners	(126,121)	(117,259)
Net increase (decrease) in net assets resulting from contract owners; transactions	(126,545)	(117,677)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,561)	(37,599)

Net Assets:

Beginning of year	773,788	811,386
End of year	$734,227	$773,788

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

ALLEGIANCE SEPARATE ACCOUNT A

Notes to the Financial Statements

For the Years Ended December 31, 2021 and December 31, 2020

1. NATURE OF SEPARATE ACCOUNT

Horace Mann Life Insurance Company — Allegiance Separate Account A, a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of WILSHIRE VIT GLOBAL ALLOCATION FUND.

During 2021 no new funds were added to the separate account.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.

A contract owner may purchase additional shares of the underlying mutual fund. HMLIC allocates purchase payments to the mutual fund and/or the fixed account as instructed by the contract owner. Shares of the mutual fund are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual fund, as well as those set forth in the contract.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Investments

Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Fund, which in turn value the investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1    Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2    Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.

Level 3    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

HORACE MANN LIFE INSURANCE COMPANY

ALLEGIANCE SEPARATE ACCOUNT A

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2021, there were no transfers out of Level 1 securities.

Income Taxes

The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.

Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value of 0.29% of the daily net assets of the Separate Account depending on the options selected. All existing accounts are not charged annual maintenance fees, and are not subject to surrender charges.

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

During the year ended December 31, 2021 purchases and proceeds from sales of fund shares were as follows:

	Purchases	Sales
Wilshire VIT Global Allocation Fund	$53,070	$110,966

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
Wilshire VIT Global Allocation Fund	31,085	—	(12)	(4,510)	26,563	—	(13)	(3,948)	22,602

HORACE MANN LIFE INSURANCE COMPANY

ALLEGIANCE SEPARATE ACCOUNT A

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2021 and December 31, 2020

6. FINANCIAL HIGHLIGHTS

WILSHIRE VIT GLOBAL ALLOCATION FUND

Year Ended December 31	Units	Accumulated Unit Value	Net Assets	Expense Ratio *	Investment Income Ratio **	Total Return ***
2021	22,602	32.49	734,227	0.29%	1.20%	11.53%
2020	26,563	29.13	773,788	0.29%	1.69%	11.61%
2019	31,085	26.1	811,386	0.29%	1.70%	18.05%
2018	32,622	22.11	721,139	0.29%	1.97%	(7.57)%
2017	34,746	23.92	831,046	0.29%	2.40%	14.83%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.